Document and Entity Information	Jan. 01, 2026
Entity Listings [Line Items]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Jan. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-289866
Entity Registrant Name	PINNACLE FINANCIAL PARTNERS, INC.
Entity Central Index Key	0002082866
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	39-3738880
Entity Address, Address Line One	3400 Overton Park Drive
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	706
Local Phone Number	641-6500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Steel Newco Inc.
Common Stock, par value $1.00 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	PNFP
Security Exchange Name	NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	PNFP-PrA
Security Exchange Name	NYSE
Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	PNFP-PrB
Security Exchange Name	NYSE
Depositary Shares, each representing 1/40th interest in a Share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series C [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/40th interest in a Share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	PNFP-PrC
Security Exchange Name	NYSE